DERIVATIVES ACTIVITIES - Gains (Losses) Included in Other Revenue (Details) (Other revenue, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	$ (363)	$ (427)	$ (1,283)
Interest rate contracts
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	(227)	208	(405)
Foreign exchange contracts
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	14	(41)	144
Credit derivatives
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	$ (150)	$ (594)	$ (1,022)